Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets over the respective useful lives

	As of December 31,
	2022	2023
	RMB	RMB
Software	30,095	38,143
Technology	8,390	65,235
Total cost	38,485	103,378
Less: Accumulated amortization	(17,885)	(24,648)
Intangible assets, net	20,600	78,730

Schedule of estimated amortization expenses

Years ended
December 31,
RMB
2024	11,678
2025	10,416
2026	9,866
2027	9,866
2028 and years after	36,904
Total	78,730